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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               ---------------------------------

Check here if Amendment |_|; Amendment Number:
                                               ---------

This Amendment (Check only one.):   |_|  is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Focused Investors LLC
         ----------------------------------------
Address: 9777 Wilshire Boulevard, Suite 910
         ----------------------------------------
         Beverly Hills, California 90212
         ----------------------------------------

         ----------------------------------------

Form 13F File Number: 28 - 12707
                           ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:     Bruce G. Veaco
           ---------------------------------------
 Title:    Managing Member
           ---------------------------------------
 Phone:    (310) 734-1200
           ---------------------------------------

Signature, Place, and Date of Signing:


    /s/ Bruce G. Veaco       Beverly Hills, California        April 22, 2008
-------------------------   ----------------------------  ----------------------
        [Signature]                 [City, State]                  [Date]

Report Type (Check only one):
 |X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 |_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 |_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -----------------

Form 13F Information Table Entry Total: 21
                                        -----------------

Form 13F Information Table Value Total: $ 114,597
                                        -----------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                          FORM 13F INFORMATION TABLE
         COLUMN 1            COLUMN 2   COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7             COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                             TITLE OF              VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER          VOTING AUTHORITY
      NAME OF ISSUER           CLASS      CUSIP   (X$1000)   PRN AMT    PRN  CALL  DISCRETION    MGRS      SOLE     SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO             Comm    025816109   7,463     170,700    SH            Sole      None     170,700

AMGEN INC                       Comm    031162100   3,012      72,100    SH            Sole      None      72,100

BERKSHIRE HATHAWAY INC DEL B    Comm    084670207   8,284       1,852    SH            Sole      None       1,852

COCA COLA CO                    Comm    191216100   6,288     103,300    SH            Sole      None     103,300

DIAGEO PLC SPONSORED ADR NEW    Comm    25243Q205   5,871      72,200    SH            Sole      None      72,200

GENERAL ELEC CO                 Comm    369604103   3,971     107,300    SH            Sole      None     107,300

INTEL CORP                      Comm    458140100   3,315     156,500    SH            Sole      None     156,500

JOHNSON & JOHNSON               Comm    478160104  10,230     157,700    SH            Sole      None     157,700

MCDONALDS CORP                  Comm    580135101   4,384      78,600    SH            Sole      None      78,600

MICROSOFT CORP                  Comm    594918104   5,032     177,300    SH            Sole      None     177,300

MORGAN STANLEY                  Comm    617446448   2,326      50,900    SH            Sole      None      50,900

NESTLE SA SPON ADR REPSTG REG   Comm    641069406   7,872      62,900    SH            Sole      None      62,900

NIKE INC CL B                   Comm    654106103   5,787      85,100    SH            Sole      None      85,100

PEPSICO INC                     Comm    713448108   6,123      84,800    SH            Sole      None      84,800

PFIZER INC                      Comm    717081103   5,408     258,400    SH            Sole      None     258,400

PROCTER & GAMBLE CO             Comm    742718109   5,073      72,400    SH            Sole      None      72,400

STARBUCKS CORP                  Comm    855244109   3,294     188,200    SH            Sole      None     188,200

TARGET CORP                     Comm    87612E106   4,982      98,300    SH            Sole      None      98,300


                                                          FORM 13F INFORMATION TABLE
         COLUMN 1            COLUMN 2   COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7             COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                              TITLE OF             VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER          VOTING AUTHORITY
      NAME OF ISSUER           CLASS      CUSIP   (X$1000)   PRN AMT    PRN  CALL  DISCRETION    MGRS      SOLE     SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
TIME WARNER INC                 Comm    887317105   3,150     224,700    SH            Sole      None     224,700

WAL MART STORES INC             Comm    931142103   8,634     163,900    SH            Sole      None     163,900

WALGREEN CO                     Comm    931422109   4,098     107,600    SH            Sole      None     107,600
